PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TANSACTIONS	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS	PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Balances and transactions between the Group and its subsidiaries were eliminated upon consolidation of the financial statements and are not included in this note. The balances between the Group and related parties as of December 31, 2022 and 2021 are as follows:

	2022	2021
Related parties:
InterCement Brasil S.A.
Accounts payable	(30,087)	(193,657)
InterCement Trading e Inversiones S.A.
Other receivables	419,598	514,561
Accounts payable	(165,879)	(42,412)
Intercement Participações S.A.
Other receivables	380,879	344,671
Accounts payable	(740,659)	(530,762)
InterCement Trading e Inversiones Argentina S.L
Other receivables	85,182	—
Other liabilities – dividends payable	(1,824,337)	—
Total related-party balances per item as of December 31, 2022 and 2021 are as follows:

	2022	2021
Other receivables	885,659	859,232
Accounts payable	(936,625)	(766,831)
Other liabilities – dividends payable	(1,824,337)	—
The amounts outstanding as of 2022 are not secured and shall be settled in cash. No guarantees have been granted or received over outstanding balances.
The transactions between the Group and related parties during the fiscal years ended December 31, 2022, 2021, and 2020 respectively, are detailed below:

	2022	2021	2020
InterCement Brasil S.A. - purchases of goods and services	—	—	(384)
InterCement Trading e Inversiones S.A. - services provided	—	7,699	138,623
Intercement Participações S.A. - services received	(1,384,925)	(1,381,792)	(628,972)
Intercement Participações S.A. - services received	76,507	264,590	138,586
InterCement Portugal S.A. - services received	—	—	(673,084)
The amount charged to income as fixed and variable remuneration for key management personnel of the Group was 786,412 and 704,992 during the fiscal years ended December 31, 2022 and 2021, respectively. Additionally, 72,059 and 95,804 have been accrued as long-term incentive program during the fiscal years ended December 31, 2022 and 2021, respectively (Note 3.17).
No expenditure has been recognized in this or prior fiscal years in respect of bad or doubtful accounts related to amounts owed by related parties.
The Company's Board of Directors, at its meetings held on April 14, July 1 and December 27, 2022, approved the distribution of dividends for a total of 8,150,091, 13,720,106 and 3,500,000 (amounts restated as of the fiscal year-end), respectively, and announced as a general principle that shareholders would receive such dividends in Pesos. However, all shareholders were guaranteed the option to receive payment of their portion of dividends in the equivalent amount in United States Dollars by converting the original dividend in pesos at the exchange rate called "Reference Exchange Rate of the Central Bank of the Argentine Republic – Com. "A" 3500" prevailing at the close of the business day immediately prior to the day of dividend availability for distribution; and, in such case, grant shareholders the option of receiving payment of the dividend in United States Dollars through Caja de Valores S.A. in their local bank account or in a bank account held abroad. Dividends were made available on April 26 and July 12, 2022, and January 9, 2023, respectively.